Income tax (Tables)	12 Months Ended
Aug. 31, 2022
Income Tax
Schedule of Income Tax Provision

	2022	2021
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%

Statutory income tax rates applied to accounting income	$(637)	$(1,400)

Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	322	-
Permanent differences and other items	1,669	(762)
Benefit of tax losses not recognized	(918)	2,162
Provision for income taxes	$436	$-

Schedule of provision for income tax

	2022	2021
Current income taxes	$436	$-
Deferred income taxes	-	-
Provision for income tax	$436	$-

Schedule of Deferred Tax Assets and Liabilities

Deferred Income Tax Liabilities	Mineral properties	Debt issuance cost	Total

At August 31, 2020	$(9,949)	$(350)	$(10,299)
Charged to the consolidated statement of comprehensive income (loss)	(2,474)	350	(2,124)
At August 31, 2021	$(12,423)	$-	$(12,423)
Charged to the consolidated statement of comprehensive income (loss)	2,373	-	2,373
At August 31, 2022	$(10,050)	$-	$(10,050)

Deferred Income Tax Assets	Non-capital losses	Non-capital losses	Total

At August 31, 2020	$9,949	$350	$10,299
Charged to the consolidated statement of comprehensive income (loss)	2,474	(350)	2,124
At August 31, 2021	$12,423	$-	$12,423
Charged to the consolidated statement of comprehensive income (loss)	(2,373)	-	(2,373)
At August 31, 2022	$10,050	$-	$10,050

Net deferred tax assets (liabilities)	$-	$-	$-

Schedule of temporary difference, unused tax losses and unused tax credits

	2022	2021
Non-capital losses	$120,528	$87,242
Property, plant and equipment	89	110
Capital losses	3	1
Financing costs	-	2,217
	$120,620	$89,570

Schedule of Net Operation Losses

2026	1,305
2027	1,059
2028	1,153
2029	1,500
2030	1,088
2031	1,814
2032	1,904
2033	1,794
2034	1,674
2035	1,512
2036	1,564
2037	2,186
2038	2,849
2039	3,618
2040	5,600
2041	6,124
2042	4,466
Non Capital Losses	$41,210